Capital Management and Risk Policies - Schedule of Analysis of Maturities of Assets and Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative Financial Instruments	$ 55,865,119	$ 5,474,158
Other Financial Assets	578,069,414	2,284,186,382
Loans and Other Financing	23,273,441,117	18,927,356,587
Liabilities
Liabilities at fair value through profit or loss	54,443,078	11,846,653
Derivative Financial Instruments	18,340,612	10,092,756
Other Financial Liabilities	4,237,874,913	4,631,605,767
Lease liabilities	44,196,888	70,662,225	$ 84,395,030
Subordinated Debt Securities	376,190,745	350,069,829
Liquidity risk
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,608,543,188	2,010,692,830
Derivative Financial Instruments	55,865,119	5,474,158
Repurchase Transactions	726,099,832
Other Financial Assets	578,069,413	2,572,934,535
Loans and Other Financing	26,888,827,522	42,445,025,893
Other Debt Securities	5,913,251,123	5,929,922,731
Financial Assets Pledged as Collateral	1,499,749,362	1,952,730,948
Investments in Equity Instruments	120,770,829	55,364,705
Liabilities
Deposits	27,906,631,305	24,582,178,969
Liabilities at fair value through profit or loss	54,443,078	11,846,653
Derivative Financial Instruments	18,340,612	10,092,756
Repurchase Transactions	357,331,063	512,647,180
Other Financial Liabilities	4,527,348,871	4,621,318,706
Lease liabilities	38,812,109	43,257,011
Financing Received from the Argentine Central Bank and Other Financial Institutions	1,221,819,229	661,355,266
Debt Securities	1,792,264,895	1,546,297,019
Subordinated Debt Securities	405,210,723	391,818,566
Liquidity risk | Less than 1 Month
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,535,498,635	1,953,839,654
Derivative Financial Instruments	55,865,119	5,474,158
Repurchase Transactions	726,099,832
Other Financial Assets	558,173,993	2,521,067,111
Loans and Other Financing	9,975,742,992	25,660,905,483
Other Debt Securities	5,913,251,123	5,921,720,187
Financial Assets Pledged as Collateral	1,499,749,362	1,952,730,948
Investments in Equity Instruments	120,770,829	55,364,705
Liabilities
Deposits	26,020,961,909	23,665,280,509
Liabilities at fair value through profit or loss	54,443,078	11,846,653
Derivative Financial Instruments	18,340,612	7,171,037
Repurchase Transactions	357,331,063	512,647,180
Other Financial Liabilities	3,766,521,020	3,816,295,008
Lease liabilities	1,908,403	1,794,895
Financing Received from the Argentine Central Bank and Other Financial Institutions	314,611,407	191,909,800
Debt Securities	33,965,048	23,437,484
Subordinated Debt Securities	25,083,190	13,461,454
Liquidity risk | 1 to 6 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	14,327,465	4,803,454
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Assets	662,961	1,630,050
Loans and Other Financing	7,257,518,827	7,327,138,094
Other Debt Securities	0	1,148,331
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	1,643,419,405	838,610,512
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	2,395,045
Repurchase Transactions	0	0
Other Financial Liabilities	721,907,412	773,244,800
Lease liabilities	4,752,814	4,830,052
Financing Received from the Argentine Central Bank and Other Financial Institutions	325,849,876	313,093,140
Debt Securities	484,772,418	653,751,457
Subordinated Debt Securities	1,319,556	0
Liquidity risk | 6 to 12 Months
Assets
Debt Securities measured at Fair Value through Profit or Loss	26,968,126	4,155,934
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Assets	803,456	1,975,490
Loans and Other Financing	3,596,840,792	3,239,823,299
Other Debt Securities	0	4,300,186
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	89,771,741	74,916,290
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	526,674
Repurchase Transactions	0	0
Other Financial Liabilities	5,699,017	5,953,831
Lease liabilities	6,090,383	6,274,630
Financing Received from the Argentine Central Bank and Other Financial Institutions	138,562,530	103,511,873
Debt Securities	683,044,869	314,558,653
Subordinated Debt Securities	378,807,977	13,461,454
Liquidity risk | 12 Months to 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	29,231,949	34,793,363
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Assets	18,429,003	48,261,884
Loans and Other Financing	4,467,013,155	5,154,992,163
Other Debt Securities	0	2,754,027
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	152,478,250	3,371,658
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	819,174	19,938,430
Lease liabilities	15,443,151	16,538,068
Financing Received from the Argentine Central Bank and Other Financial Institutions	442,795,416	43,000,185
Debt Securities	590,482,560	554,549,425
Subordinated Debt Securities	0	364,895,658
Liquidity risk | More than 5 Years
Assets
Debt Securities measured at Fair Value through Profit or Loss	2,517,013	13,100,425
Derivative Financial Instruments	0	0
Repurchase Transactions	0
Other Financial Assets	0	0
Loans and Other Financing	1,591,711,756	1,062,166,854
Other Debt Securities	0	0
Financial Assets Pledged as Collateral	0	0
Investments in Equity Instruments	0	0
Liabilities
Deposits	0	0
Liabilities at fair value through profit or loss	0	0
Derivative Financial Instruments	0	0
Repurchase Transactions	0	0
Other Financial Liabilities	32,402,248	5,886,637
Lease liabilities	10,617,358	13,819,366
Financing Received from the Argentine Central Bank and Other Financial Institutions	0	9,840,268
Debt Securities	0	0
Subordinated Debt Securities	$ 0	$ 0